Schedule of Transaction and Balance Amount Due to/from Related Parties (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)		Dec. 31, 2022 CNY (¥)		Dec. 31, 2021 CNY (¥)
Advertisement Costs Charged from a Related Party [Member]
Related Party Transaction [Line Items]
Amount due from related parties	[1]		¥ 345		¥ 14,564		¥ 103,275
Gaming Cost Sharing Charged from a Related Party [Member]
Related Party Transaction [Line Items]
Amount due from related parties							11
Others advertising and promotional costs charged from a related party [Member]
Related Party Transaction [Line Items]
Amount due from related parties	[2]		189		7,945		15,840
Related Party [Member]
Related Party Transaction [Line Items]
Amount due to related parties	[1]		154		592
Amount due from related parties		$ 6,449	45,787	[3]	48,802	[3]
Advertising and Marketing Service Provided to Related Party [Member]
Related Party Transaction [Line Items]
Amount due to related parties	[3]		¥ 17		¥ 2,451		¥ 40,263

[1]	In 2019 the Group entered into CPM (cost per impression) arrangements with media platforms under the common control of the founder for the Group’s customer’s advertisement placement. The total service fee charged from related parties amounted to RMB103.3 million, RMB14.6 million and RMB0.3 million for the years ended December 31, 2021, 2022 and 2023, respectively.
[2]	For the years ended December 31, 2021, 2022 and 2023, the service fee charged from related parties represented the expense charged from companies under common control of the founder which provided the Group advertising and marketing related promotion services.
[3]	For the years ended December 31, 2021, 2022 and 2023, the service fee of RMB39.8 million, RMB2.5 million and nil million charged to related parties represents advertising and marketing services provided to companies under the common control of the founder, to help promote these companies’ online applications, which were developed in late 2018. As of December 31, 2022 and 2023, the amounts due from related parties that pertains to accounts receivable from related party revenues generated was RMB48.8 million and RMB45.8 million respectively. Although the balance as of December 31, 2023 is overdue, as these companies are under the common control of the founder and they have demonstrated an ability to continuously pay off their balances, the Company did not view this delay in payment as a sign of collectability risk.